VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

BRIAN H. BUCKLEY

ASSISTANT VICE PRESIDENT, SR. COUNSEL

PHONE:  (860) 580-2810  |  EMAIL:  BRIAN.BUCKLEY@VOYA.COM

May 4, 2016

BY EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Prospectus Title: Voya GoldenSelect DVA Plus®
File Nos.: 033-59261 and 811-05626
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 4, 2016.

If you have any questions regarding this submission, please call the undersigned at 860-580-2810.

Sincerely,

/s/ Brian H. Buckley

Brian H. Buckley

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